Convertible Debenture (Details)			1 Months Ended		12 Months Ended
	Sep. 10, 2019 CAD ($) Warrants shares	Sep. 10, 2019 CAD ($) $ / shares	Sep. 30, 2019 CAD ($) Day	Sep. 30, 2019 $ / shares	Dec. 31, 2019 CAD ($) Year	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) Year	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 $ / shares	Dec. 31, 2019 $ / shares
Disclosure of detailed information about borrowings [line items]
Gross proceeds from issuing debenture units
Number of common share purchases warrants per debenture unit | Warrants	5,000
Convertible debentures maturity term			24 months
Interest rate					5.00%	5.00%
Conversion price | $ / shares											$ 2.00
Stock price trigger | $ / shares				$ 3.50
Consecutive trading days when the stock price is above a certain limit | Day			10
Period of notice for conversion of debentures | Day			30
Exercise price of warrants | $ / shares											$ 2.00
Warrants term			24 months
Fair value of liability component of the Convertible Debentures					$ 21,925,195	$ 21,925,195
Equity component of the conversion feature					647,979	647,979
Debenture Warrants					2,426,826	2,426,826
Issuance costs			$ 783,000
Issuance costs allocated against the liability component					686,697	686,697
Issuance costs allocated against the equity component					96,303	$ 96,303
Interest expense					383,561
Accretion expense					584,285
Deferred tax recovery					1,098,886		$ 23,611
Corresponding deferred tax asset for the Debenture Warrants					635,950
Corresponding deferred tax asset for the equity component of the Convertible Debenture					$ 169,050
Expected life | Year					2.78		2.85
Expected annualized volatility									80.00%
Expected dividend yield
Fair value | $ / shares						$ 2.33		$ 2.77		$ 1.37
Warrants [Member]
Disclosure of detailed information about borrowings [line items]
Expected life | Year					2
Risk free interest rate					1.60%
Expected annualized volatility					94.06%
Expected dividend yield
Fair value | $ / shares						0.89
Fair value as at issuance date | $ / shares						$ 1.85
Secured convertible debentures [Member]
Disclosure of detailed information about borrowings [line items]
Number of debenture units issued | shares	2,500
Price per debenture unit | $ / shares		$ 10,000
Gross proceeds from issuing debenture units	$ 25,000,000
Number of secured convertible debenture per debenture unit	1
Principal amount of each debenture	$ 10,000	$ 10,000
Interest rate					12.00%	12.00%